Subsequent Events (Details) - USD ($)			1 Months Ended					12 Months Ended
	Mar. 14, 2022	Mar. 10, 2022	Oct. 17, 2022	Aug. 18, 2022	Feb. 18, 2022	Feb. 16, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Feb. 28, 2022	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Total gross proceeds (in Dollars)								$ 3,392,544					$ 58,426
Expire term								5 years
Subsequent events, description								(i) 10 trading days from the issuance date of such warrant or (ii) the time when $10.0 million of volume is traded in the Company’s common stock, if the volume weighted average price of the common stock on any trading day on or after the date of issuance fails to exceed the exercise price of the series B warrant. In the event of a cashless exercise of the series B warrants as described in the preceding sentence, the aggregate number of shares of common stock issuable in such cashless exercise shall equal the product of (x) the aggregate number of shares of common stock that would be issuable upon exercise of the series B warrant in accordance with its terms if such exercise were by means of a cash exercise rather than a cashless exercise and (y) 1.00. The warrants also contain an exercise limitation, pursuant to which a holder will not have the right to exercise any portion of the warrant if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, which such percentage may be increased or decreased to any other percentage not in excess of 9.99% upon 61 days’ notice to the Company.
Converted shares								1,000
Promissory notes, description								(i) fifty percent (50%) shall be paid in cash, (ii) twenty-five percent (25%) shall be paid through an increase or reduction in the principal amount of the convertible promissory notes and (iii) twenty-five percent (25%) shall be paid through an increase or reduction in the principal amount of the non-convertible promissory notes.
Amount exceeds (in Dollars)								$ 150,000	$ 2,150,000
Purchase price, percentage								15.00%
Series A Warrants [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 7
Series B Warrants [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 10
Series A Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Converted shares								7,000	7,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued			150,000		1,440,000		90,000				1,437,730
Granted a restricted stock			100,000
Underwriting agreement, description						the Company entered into an underwriting agreement with Dawson James Securities, Inc., as representative of the several underwriters named on Schedule I thereto, relating to its initial public offering of units, each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.
Total gross proceeds (in Dollars)					$ 14,404,128
Received net proceeds (in Dollars)					12,763,000
Aggregate principal amount (in Dollars)							$ 529,411
Initial public offering price (in Dollars per share)							$ 5
Gross proceeds (in Dollars)							$ 450,000
Original issue discount							15.00%
Interest rate							15.00%
Warrants excisable term							3 years
Exercise price (in Dollars per share)				$ 6.25
Repaid loans (in Dollars)										$ 4,530,912		$ 4,530,912
Principal amount (in Dollars)					$ 500,000
Shares of common stock		877,000			229,834
Number of shares grant		677,000
Securities purchase agreement, description	the Company agreed to acquire all of the issued and outstanding membership interests of Ceautamed, a vitamin and supplement company, from the Sellers for an aggregate purchase price of $9,750,000, consisting of (i) $4,875,000 in cash, (ii) convertible promissory notes in the aggregate principal amount of $2,437,500 and (iii) non-convertible promissory notes in the aggregate principal amount of $2,437,500, subject to certain adjustments described below.
Subsequent Event [Member] | 2020 Plan [Member]
Subsequent Events (Details) [Line Items]
Number of shares grant		547,000
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock					2,000,000
Number of shares grant		330,000
Subsequent Event [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Initial public offering percentage				125.00%
Shares of common stock					57,223
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued					1,646,390
Partially exercised option					206,390
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued					1,646,390
Partially exercised option					206,390
Exercised warrants											1,437,730
Independent Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares grant		200,000
Equity Agreements [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock					2,179,269
Nexus Acquisition [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Secured convertible percentage					5.00%
Principal amount (in Dollars)					$ 1,900,000
Shares of common stock					386,460
DSO Acquisition [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Secured convertible percentage					6.00%
Principal amount (in Dollars)					$ 3,000,000
Shares of common stock					623,200